Share-based Payment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share-based Payment

18.	Share-based Payment

The Company grants to its eligible employees, restricted stocks, ruled by plans approved at the General Shareholder’s Meeting, with the purpose of: (i) stimulating the expansion, success and achievement of the Company’s social objectives; (ii) aligning the interests of the Company’s shareholders with those of the eligible employees; and (iii) enabling the Company and its subsidiaries to attract and retain the employees. The limit of grants is 2.5% of the common, registered, book-entry shares with no par value, representative of the Company’s total capital stock.

Annually, or whenever it deems appropriate, the Board of Directors approves the grant of restricted stocks, electing the beneficiaries in favor of which the Company will transfer the restricted stocks, establishing the terms, quantities and conditions of acquisition of rights related to restricted stocks.

The vesting is conditional to the: (i) continuity of the employment relationship with the Company for three years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and measured at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant.

The breakdown of the outstanding shares granted is set forth as follows:

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted (2)	Outstanding shares	Fair value of the shares

07/01/22	07/01/25	4,703,472	1,370,135	14.11
06/01/23	06/01/26	4,758,877	3,424,764	7.38
07/01/23	07/01/26	2,108,504	1,324,205	8.98
04/01/24	04/01/27	2,323,377	2,478,285	16.35
07/01/24	07/01/27	1,086,352	1,114,967	19.54
		14,980,582	9,712,356
(1)	Amounts expressed in Brazilian Reais (R$).
(2)	Basis of shares granted before income tax deduction.

The roll-forward of the granted options and shares for the year ended on December 31, 2024, is presented as follows:

Outstanding stocks as of December 31, 2023	9,234,128
Exercised / Delivered	(3,818,994)
Granted
Restricted stocks - April 2024	2,323,377
Restricted stocks - July 2024	1,086,352
Forfeiture (1) :
Restricted stocks – grant of July, 2024	(24,511)
Restricted stocks – grant of July, 2023	(207,876)
Restricted stocks – grant of June, 2023	(56,848)
Restricted stocks – grant of July, 2022	(101,252)
Restricted stocks – grant of July, 2021	(11,990)
True up:
Performance stocks	1,289,970
Outstanding stocks as of December 31, 2024	9,712,356
(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.

The Company has registered under shareholders’ equity, the fair value of share-based compensation plans in the amount of R$131,872 (R$203,374 as of December 31, 2023) and in the amount of R$47,301 under non-current liabilities (R$19,821 of December 31, 2023). In the statement of income for the year ended as on December 31, 2024, the amount recognized as expense was R$122,726 (R$38,499 for the year ended December 31, 2023).

Accounting policy:

The company offers its eligible employees restricted and performance share plans issued by the company. The Company recognizes as expense the fair value of the shares, measured at the grant date, on a straight-line basis during the period of service required by the plan, with a corresponding entry: i) to the shareholders’ equity for plans exercisable in shares; and ii) to liabilities for cash exercisable plans. When the conditions associated to the right to restricted stocks are no longer met, the expense recognized is reversed, so that the accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered.

The expense of the plans is recognized in the statements of income (loss) in accordance with the function performed by the beneficiary.